PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2012
PREPAID LAND LEASE PAYMENTS [Abstract]
PREPAID LAND LEASE PAYMENTS
12.	PREPAID LAND LEASE PAYMENTS

	As at December, 31
	2011	2012	2012
	RMB	RMB	US$

Prepaid land lease payments	28,423	92,814	14,896
Less: accumulated amortization	(1,053)	(2,690)	(430)

Net carrying value	27,370	90,124	14,466

The land leases were obtained through the acquisition of 52% equity interest in CCICC and 52% equity interest in CAH during 2010 and 2012, and are amortized under the straight-line method over the land use certification of 38 years and 36 years, respectively. Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB310, RMB743 and RMB1,637 (US$263), respectively.

	Amortization
	RMB	US$
2013	2,532	406
2014	2,532	406
2015	2,532	406
2016	2,532	406
2017	2,532	406